Summary of Significant Accounting Policies - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Property, Plant and Equipment [Line Items]
Consolidation, ownership percentage	50.00%
Adjustment amounts on gross basis in revenues and expenses	$ 517	$ 477	$ 405
Advertising expenses	$ 588	$ 527	$ 527
Minimum
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	50.00%